Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

July 31, 2019

HY-QTLY-0919
1.804847.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Energy - 0.2%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	$5,735	$3,486
Utilities - 0.5%
SolarCity Corp. 1.625% 11/1/19	9,055	8,889

TOTAL CONVERTIBLE BONDS		12,375

Nonconvertible Bonds - 67.2%
Aerospace - 1.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	655	685
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,275	2,345
7.5% 3/15/25 (a)	1,180	1,200
7.875% 4/15/27 (a)	10,990	11,127
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,438
5% 8/1/24 (a)	1,940	2,056
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,856
TransDigm, Inc.:
6.25% 3/15/26 (a)	1,870	1,961
7.5% 3/15/27 (a)	6,780	7,153
		29,821
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru certificates 6.903% 4/19/22	178	185
Automotive & Auto Parts - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (a)	1,265	1,344
IAA Spinco, Inc. 5.5% 6/15/27 (a)	755	789
		2,133
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
3.875% 5/21/24	2,985	3,082
5.75% 11/20/25	2,310	2,579
8% 11/1/31	3,105	4,122
8% 11/1/31	18,362	24,542
Washington Mutual Bank 5.5% 1/15/13 (b)(c)	10,000	1
		34,326
Broadcasting - 0.6%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	990	1,011
Entercom Media Corp. 6.5% 5/1/27 (a)	1,025	1,084
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	1,975	2,047
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	1,580	1,596
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	2,590	2,666
5% 8/1/27 (a)	3,200	3,300
		11,704
Building Materials - 0.2%
HD Supply, Inc. 5.375% 10/15/26 (a)	2,975	3,134
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	900	826
		3,960
Cable/Satellite TV - 7.1%
Altice Luxembourg SA 10.5% 5/15/27 (a)	4,280	4,531
Altice SA:
7.625% 2/15/25 (a)	12,590	12,339
7.75% 5/15/22 (a)	2,339	2,389
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	740	759
5.125% 2/15/23	2,550	2,585
5.125% 5/1/27 (a)	21,260	21,924
5.5% 5/1/26 (a)	4,620	4,822
5.75% 1/15/24	5,335	5,448
5.75% 2/15/26 (a)	1,770	1,865
5.875% 5/1/27 (a)	8,635	9,056
CSC Holdings LLC:
5.375% 2/1/28 (a)	7,505	7,824
5.5% 4/15/27 (a)	9,215	9,653
5.75% 1/15/30 (a)	2,640	2,686
6.5% 2/1/29 (a)	3,900	4,300
7.5% 4/1/28 (a)	4,535	4,994
7.75% 7/15/25 (a)	1,260	1,355
DISH DBS Corp.:
5% 3/15/23	5,540	5,346
5.875% 7/15/22	4,240	4,286
5.875% 11/15/24	1,410	1,311
7.75% 7/1/26	4,975	4,851
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,705	1,745
6% 1/15/27 (a)	3,575	3,625
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	12,315	12,607
		130,301
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26	645	658
Chemicals - 1.5%
CF Industries Holdings, Inc.:
4.95% 6/1/43	7,230	6,588
5.15% 3/15/34	3,625	3,580
5.375% 3/15/44	2,750	2,585
OCI NV 6.625% 4/15/23 (a)	5,240	5,450
Olin Corp. 5% 2/1/30	1,555	1,512
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	1,190	1,178
TPC Group, Inc. 8.75% 12/15/20 (a)(d)	6,025	6,034
		26,927
Consumer Products - 0.0%
Grubhub Holdings, Inc. 5.5% 7/1/27 (a)	745	765
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (a)(d)	3,155	3,159
7.25% 5/15/24 (a)	3,785	3,995
Ball Corp. 4.875% 3/15/26	4,125	4,375
Berry Global, Inc. 4.5% 2/15/26 (a)	4,575	4,568
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,228
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	555	498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,384	2,393
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)(d)	1,075	1,109
8.5% 8/15/27 (a)(d)	1,080	1,140
		22,465
Diversified Financial Services - 6.0%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,415	3,176
CIT Group, Inc. 5.25% 3/7/25	1,650	1,809
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	5,475	5,628
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)(d)	3,655	3,714
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,533
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,683	5,740
6.25% 2/1/22	3,525	3,622
6.25% 5/15/26 (a)	6,840	7,037
6.375% 12/15/25	5,050	5,277
6.75% 2/1/24	1,810	1,879
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	2,020	1,812
MSCI, Inc. 5.75% 8/15/25 (a)	1,345	1,402
Navient Corp.:
5.5% 1/25/23	3,735	3,865
5.875% 10/25/24	4,300	4,408
6.125% 3/25/24	8,550	8,989
6.75% 6/15/26	6,810	7,091
7.25% 9/25/23	1,775	1,937
8% 3/25/20	4,700	4,847
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	3,180	3,295
5.25% 8/15/22 (a)	2,235	2,359
5.5% 2/15/24 (a)	14,300	15,448
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	690	681
6.875% 2/15/23 (a)	655	665
Springleaf Finance Corp.:
6.625% 1/15/28	1,185	1,277
6.875% 3/15/25	2,045	2,287
7.125% 3/15/26	6,330	7,109
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,380	1,423
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	2,690	2,872
		111,182
Diversified Media - 0.3%
E.W. Scripps Co. 5.125% 5/15/25 (a)	820	817
Liberty Media Corp.:
8.25% 2/1/30	469	486
8.5% 7/15/29	529	544
Viacom, Inc.:
5.875% 2/28/57 (e)	1,755	1,816
6.25% 2/28/57 (e)	2,380	2,516
		6,179
Energy - 12.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	820	789
5.75% 3/1/27 (a)	3,355	3,145
5.75% 1/15/28 (a)	1,595	1,489
Antero Resources Finance Corp. 5.375% 11/1/21	4,500	4,442
California Resources Corp. 8% 12/15/22 (a)	18,585	13,010
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,053
Centennial Resource Production LLC 6.875% 4/1/27 (a)	1,600	1,560
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,215	5,677
5.875% 3/31/25	2,610	2,871
Cheniere Energy Partners LP 5.625% 10/1/26	2,120	2,242
Chesapeake Energy Corp.:
4.875% 4/15/22	2,950	2,709
5.75% 3/15/23	1,890	1,625
8% 6/15/27	3,800	3,040
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,880	1,958
Comstock Escrow Corp. 9.75% 8/15/26	3,890	2,908
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(e)(f)	4,580	4,557
6.5% 5/15/26 (a)	7,550	7,475
6.875% 6/15/25 (a)	3,565	3,632
Covey Park Energy LLC 7.5% 5/15/25 (a)	880	616
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,775	1,806
DCP Midstream LLC 5.85% 5/21/43 (a)(e)	7,215	6,782
DCP Midstream Operating LP 5.375% 7/15/25	2,975	3,157
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	11,764	8,617
9.25% 3/31/22 (a)	995	873
Duke Energy Field Services 8.125% 8/16/30	130	164
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	828
5.75% 1/30/28 (a)	805	853
EnLink Midstream LLC 5.375% 6/1/29	1,620	1,670
Ensco PLC:
4.5% 10/1/24	3,930	2,800
5.2% 3/15/25	760	543
7.75% 2/1/26	8,430	6,154
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	13,375	11,987
8% 11/29/24 (a)	1,565	1,037
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	2,570	2,605
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,485
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,085	1,996
5.75% 10/1/25 (a)	8,720	8,480
6.25% 11/1/28 (a)	1,825	1,770
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	1,786
Jonah Energy LLC 7.25% 10/15/25 (a)	4,335	1,712
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,300	2,248
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,855	1,869
MEG Energy Corp.:
6.375% 1/30/23 (a)	7,080	6,708
7% 3/31/24 (a)	7,450	7,113
Nabors Industries, Inc.:
5.5% 1/15/23	2,460	2,300
5.75% 2/1/25	4,590	3,982
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,278
4.5% 9/15/27 (a)	880	884
Noble Holding International Ltd.:
6.05% 3/1/41	95	50
6.2% 8/1/40	2,660	1,423
7.75% 1/15/24	571	444
7.875% 2/1/26 (a)	1,795	1,530
Oasis Petroleum, Inc. 6.875% 3/15/22	857	853
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (a)(e)	201	192
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	925	955
6.25% 6/1/24 (a)	4,520	4,684
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,795	1,863
7.25% 6/15/25	2,125	2,226
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,398
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	610	622
6.375% 3/31/25 (a)	755	778
Pride International, Inc. 7.875% 8/15/40	2,715	1,833
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,110
Sanchez Energy Corp.:
6.125% 1/15/23	5,885	353
7.25% 2/15/23 (a)	6,985	5,693
SemGroup Corp. 7.25% 3/15/26	4,510	4,375
SESI LLC 7.75% 9/15/24	1,160	696
SM Energy Co.:
5% 1/15/24	1,730	1,587
5.625% 6/1/25	2,565	2,225
6.625% 1/15/27	1,435	1,250
6.75% 9/15/26	845	761
Southwestern Energy Co.:
7.5% 4/1/26	1,730	1,514
7.75% 10/1/27	1,285	1,115
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,121	1,076
5.75% 4/15/25	940	808
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,080	2,116
5.5% 2/15/26	1,770	1,832
6% 4/15/27	4,240	4,468
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	1,070	1,102
5.375% 2/1/27	1,070	1,113
5.875% 4/15/26	1,370	1,447
6.5% 7/15/27 (a)	975	1,062
6.875% 1/15/29 (a)	1,720	1,897
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	4,977
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	966
5% 1/31/28 (a)	965	979
6.625% 6/15/25 (a)(e)	1,480	1,561
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,310	1,372
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	2,190	2,195
U.S.A. Compression Partners LP 6.875% 4/1/26	655	681
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,963	412
W&T Offshore, Inc. 9.75% 11/1/23 (a)	1,500	1,436
Weatherford International Ltd. 9.875% 2/15/24 (b)	1,970	931
Weatherford International, Inc. 9.875% 3/1/25 (b)	8,720	4,077
		237,323
Entertainment/Film - 0.3%
Livent, Inc. 9.375% 10/15/04 (b)(c)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(e)	10,570	5,285
		5,285
Environmental - 0.8%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,797
6% 1/1/27	3,440	3,552
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	5,168	5,184
Tervita Escrow Corp. 7.625% 12/1/21 (a)	810	826
		14,359
Food & Drug Retail - 0.3%
Rite Aid Corp.:
6.875% 12/15/28 (a)(e)	5,785	3,471
7.7% 2/15/27	2,715	1,724
Tops Markets LLC 13% 11/19/24 pay-in-kind (e)	843	852
		6,047
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,290
Darling International, Inc. 5.25% 4/15/27 (a)	2,155	2,239
ESAL GmbH 6.25% 2/5/23 (a)	3,315	3,373
JBS Investments II GmbH:
5.75% 1/15/28 (a)	1,665	1,682
7% 1/15/26 (a)	1,795	1,922
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,895	4,022
5.875% 7/15/24 (a)	3,345	3,437
6.75% 2/15/28 (a)	4,025	4,327
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)(d)	3,140	3,136
6.5% 4/15/29 (a)	4,655	4,998
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	645
5.875% 9/30/27 (a)	1,110	1,166
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,716
5.75% 3/1/27 (a)	4,735	4,907
Vector Group Ltd. 6.125% 2/1/25 (a)	3,110	2,947
		42,807
Gaming - 2.3%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,530	5,518
Eldorado Resorts, Inc.:
6% 4/1/25	1,970	2,076
6% 9/15/26	865	934
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,790	1,923
International Game Technology PLC 6.25% 1/15/27 (a)	1,205	1,307
MCE Finance Ltd. 5.25% 4/26/26 (a)	2,355	2,408
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27 (a)	1,635	1,764
MGM Mirage, Inc.:
5.5% 4/15/27	2,155	2,285
5.75% 6/15/25	7,095	7,669
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	415	421
Scientific Games Corp. 10% 12/1/22	3,262	3,401
Station Casinos LLC 5% 10/1/25 (a)	2,400	2,446
Transocean, Inc. 7.25% 11/1/25 (a)	4,035	3,793
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,125	1,173
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,925	1,973
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,390	1,391
5.5% 10/1/27 (a)	1,710	1,709
		42,191
Healthcare - 7.9%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	2,830	2,795
Catalent Pharma Solutions 5% 7/15/27 (a)	595	611
Centene Escrow Corp. 5.375% 6/1/26 (a)	4,620	4,880
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,280	1,354
Community Health Systems, Inc.:
5.125% 8/1/21	2,535	2,510
6.25% 3/31/23	8,675	8,306
8% 3/15/26 (a)	10,575	10,139
8.125% 6/30/24 (a)	1,420	1,079
8.625% 1/15/24 (a)	2,715	2,715
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,126
DaVita HealthCare Partners, Inc.:
5% 5/1/25	9,260	9,075
5.125% 7/15/24	3,635	3,631
Encompass Health Corp.:
5.75% 11/1/24	1,439	1,455
5.75% 9/15/25	400	416
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,731
5.375% 9/1/26	1,960	2,122
5.625% 9/1/28	3,425	3,777
5.875% 2/15/26	2,290	2,536
5.875% 2/1/29	1,030	1,150
7.5% 2/15/22	5,095	5,641
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,868
4.625% 2/1/28 (a)	645	661
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,176
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,875	7,116
5.25% 8/1/26	1,890	1,961
NVA Holdings, Inc. 6.875% 4/1/26 (a)	975	1,043
Service Corp. International 5.125% 6/1/29	920	968
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	2,155	2,128
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,413
4.625% 7/15/24	5,035	5,129
5.125% 5/1/25	6,430	6,407
6.25% 2/1/27 (a)	4,660	4,823
6.75% 6/15/23	6,050	6,224
8.125% 4/1/22	8,975	9,581
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	937	942
5.75% 8/15/27 (a)	490	516
5.875% 5/15/23 (a)	2,169	2,185
6.125% 4/15/25 (a)	2,205	2,257
7% 3/15/24 (a)	3,215	3,392
8.5% 1/31/27 (a)	1,485	1,636
9% 12/15/25 (a)	2,040	2,278
9.25% 4/1/26 (a)	4,310	4,816
Vizient, Inc. 6.25% 5/15/27 (a)	450	478
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,570	1,629
5.375% 8/15/26 (a)	1,185	1,253
		145,929
Homebuilders/Real Estate - 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,303
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	1,840	1,840
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (a)(d)	2,100	2,174
5.875% 6/15/27 (a)	1,490	1,557
William Lyon Homes, Inc. 6.625% 7/15/27 (a)	870	866
		7,740
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (a)	3,080	3,165
5.125% 5/1/26	4,570	4,748
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,835	1,911
		9,824
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	2,770	2,541
8.125% 2/15/24 (a)	1,350	1,445
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	105	107
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,595	2,709
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,780
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,355	2,338
		10,920
Leisure - 0.4%
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,400	1,414
7.25% 11/30/21 (a)	3,645	3,750
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,655
		6,819
Metals/Mining - 1.1%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,770	0
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,934
6.875% 3/1/26 (a)	2,020	1,900
7.5% 4/1/25 (a)	3,220	3,146
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,357
5.125% 3/15/23 (a)	1,920	1,999
Freeport-McMoRan, Inc. 6.875% 2/15/23	7,290	7,673
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,200	1,268
		19,277
Paper - 0.3%
Berry Global Escrow Corp.:
4.875% 7/15/26 (a)	1,100	1,144
5.625% 7/15/27 (a)	900	945
CommScope Finance LLC 6% 3/1/26 (a)	2,065	2,088
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	940	834
		5,011
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	3,545	3,616
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,438
8.75% 10/1/25 (a)	1,630	1,707
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,566
		10,327
Services - 1.0%
APX Group, Inc. 7.625% 9/1/23	1,340	1,048
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	4,635	4,056
CDK Global, Inc.:
5.25% 5/15/29 (a)	870	903
5.875% 6/15/26	670	713
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,360	1,389
Hertz Corp. 7.125% 8/1/26 (a)(d)	4,055	4,141
IHS Markit Ltd. 4% 3/1/26 (a)	825	858
Laureate Education, Inc. 8.25% 5/1/25 (a)	4,775	5,193
		18,301
Steel - 0.2%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,592
Cleveland-Cliffs, Inc. 5.75% 3/1/25	1,312	1,332
		2,924
Super Retail - 0.3%
Netflix, Inc.:
4.375% 11/15/26	545	550
4.875% 4/15/28	2,060	2,128
5.875% 11/15/28	2,750	3,018
		5,696
Technology - 3.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	11,217
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	8,760	7,796
EIG Investors Corp. 10.875% 2/1/24	2,900	3,034
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,556
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,106
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	1,495	1,557
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,393
Match Group, Inc.:
5% 12/15/27 (a)	1,485	1,557
5.625% 2/15/29 (a)	1,565	1,671
Qorvo, Inc. 5.5% 7/15/26	2,125	2,238
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,815	6,228
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	624
Uber Technologies, Inc. 8% 11/1/26 (a)	2,045	2,163
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	980	944
10.5% 2/1/24 (a)	11,120	9,786
		57,870
Telecommunications - 6.1%
Altice Financing SA 7.5% 5/15/26 (a)	4,005	4,195
Altice Finco SA:
7.625% 2/15/25 (a)	4,995	4,845
8.125% 1/15/24 (a)	810	836
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	7,020	7,345
7.5% 10/15/26 (a)	1,620	1,729
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,295	1,331
5.375% 3/15/27	1,070	1,137
Equinix, Inc. 5.375% 5/15/27	1,575	1,691
Frontier Communications Corp.:
8% 4/1/27 (a)	2,720	2,838
8.5% 4/1/26 (a)	4,565	4,461
11% 9/15/25	5,015	2,909
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	8,435	8,763
Intelsat Luxembourg SA 8.125% 6/1/23	4,690	3,786
Level 3 Financing, Inc. 6.125% 1/15/21	2,395	2,395
Neptune Finco Corp. 10.875% 10/15/25 (a)	5,445	6,202
Sable International Finance Ltd.:
5.75% 9/7/27 (a)	3,240	3,325
6.875% 8/1/22 (a)	811	837
SFR Group SA:
6.25% 5/15/24 (a)	709	732
7.375% 5/1/26 (a)	8,270	8,813
8.125% 2/1/27 (a)	7,435	8,095
Sprint Capital Corp.:
6.875% 11/15/28	4,320	4,752
8.75% 3/15/32	7,480	9,285
Sprint Corp.:
7.125% 6/15/24	4,195	4,578
7.625% 2/15/25	825	914
7.625% 3/1/26	1,540	1,721
7.875% 9/15/23	3,440	3,823
Wind Tre SpA 5% 1/20/26 (a)	3,195	3,164
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,466
6% 4/1/23	3,795	3,909
		112,877
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	695	654
Transportation Ex Air/Rail - 1.7%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	7	7
4.375% 5/1/26 (a)	5	5
5.125% 10/1/23 (a)	9,115	9,686
5.25% 5/15/24 (a)	3,215	3,451
5.5% 1/15/23 (a)	3,665	3,918
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,575	4,432
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,435	5,019
11.25% 8/15/22 (a)	3,155	2,358
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	845	828
Teekay Corp. 9.25% 11/15/22 (a)	1,625	1,686
		31,390
Utilities - 3.7%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	2,135	2,214
DCP Midstream Operating LP 5.125% 5/15/29	2,785	2,869
Dynegy, Inc. 5.875% 6/1/23	2,830	2,894
InterGen NV 7% 6/30/23 (a)	17,477	15,904
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,615	1,701
5.75% 1/15/28	9,470	10,086
Pacific Gas & Electric Co.:
3.75% 8/15/42 (b)	250	228
3.95% 12/1/47 (b)	250	227
4% 12/1/46 (b)	150	138
6.05% 3/1/34 (b)	6,550	7,516
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	965	984
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	3,157
The AES Corp.:
4% 3/15/21	3,920	3,979
4.5% 3/15/23	2,590	2,655
5.125% 9/1/27	1,500	1,588
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,135	1,070
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,565	3,650
5.5% 9/1/26 (a)	2,545	2,660
5.625% 2/15/27 (a)	4,435	4,679
		68,199

TOTAL NONCONVERTIBLE BONDS		1,242,376

TOTAL CORPORATE BONDS
(Cost $1,257,931)		1,254,751
	Shares	Value (000s)

Common Stocks - 18.3%
Air Transportation - 0.6%
Air Canada (g)	193,100	6,644
Delta Air Lines, Inc.	76,000	4,639

TOTAL AIR TRANSPORTATION		11,283

Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (g)	39,254	413
UC Holdings, Inc. (c)(g)	29,835	625

TOTAL AUTOMOTIVE & AUTO PARTS		1,038

Banks & Thrifts - 0.4%
Bank of America Corp.	243,700	7,477
WMI Holdings Corp. (g)	1,467	11

TOTAL BANKS & THRIFTS		7,488

Broadcasting - 1.1%
Gray Television, Inc. (g)	478,270	8,489
Nexstar Broadcasting Group, Inc. Class A	69,000	7,022
Sinclair Broadcast Group, Inc. Class A	98,000	4,925

TOTAL BROADCASTING		20,436

Cable/Satellite TV - 0.7%
Altice U.S.A., Inc. Class A (g)	252,200	6,509
Charter Communications, Inc. Class A (g)	15,048	5,799

TOTAL CABLE/SATELLITE TV		12,308

Capital Goods - 0.2%
Spectrum Brands Holdings, Inc.	75,700	3,793
Chemicals - 0.8%
Corteva, Inc.	34,600	1,021
Dow, Inc. (g)	34,600	1,676
DowDuPont, Inc.	34,599	2,497
Element Solutions, Inc. (g)	410,130	4,110
Olin Corp.	235,800	4,733

TOTAL CHEMICALS		14,037

Diversified Financial Services - 0.7%
OneMain Holdings, Inc.	78,000	3,233
The Blackstone Group LP	221,900	10,647

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,880

Energy - 1.8%
California Resources Corp. (g)	169,600	2,597
Contura Energy, Inc. (g)	1,353	48
Denbury Resources, Inc. (g)(h)	1,726,000	1,950
Diamondback Energy, Inc.	50,400	5,213
Forbes Energy Services Ltd. (g)	65,062	127
MEG Energy Corp. (g)	1,445,900	6,080
Nabors Industries Ltd.	1,685,300	4,988
Pacific Drilling SA (g)	447,436	4,206
Parsley Energy, Inc. Class A (g)	165,900	2,752
Pioneer Natural Resources Co.	27,500	3,796
Teekay LNG Partners LP	900	13
Tidewater, Inc.:
warrants 11/14/42 (c)(g)	36,326	954
warrants 11/14/42 (c)(g)	12,651	332
Tribune Resources, Inc. (c)(g)	175,172	557
Tribune Resources, Inc. warrants 3/30/23 (c)(g)	49,910	25
Ultra Petroleum Corp. warrants 7/14/25 (g)	39,270	0

TOTAL ENERGY		33,638

Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (c)(g)	57,894	1,851
Tops Markets Corp. (c)	4,395	1,545
Tops Markets Corp. (Escrow) (c)(i)	4,395,000	0

TOTAL FOOD & DRUG RETAIL		3,396

Food/Beverage/Tobacco - 0.8%
Darling International, Inc. (g)	222,500	4,523
JBS SA	1,485,300	9,691

TOTAL FOOD/BEVERAGE/TOBACCO		14,214

Gaming - 2.2%
Boyd Gaming Corp.	282,300	7,478
Eldorado Resorts, Inc. (g)	183,900	8,298
Golden Entertainment, Inc. (g)	154,929	2,172
Melco Crown Entertainment Ltd. sponsored ADR	291,100	6,541
Penn National Gaming, Inc. (g)	343,900	6,713
Red Rock Resorts, Inc.	80,285	1,673
Studio City International Holdings Ltd. ADR	35,600	716
Wynn Resorts Ltd.	50,000	6,504

TOTAL GAMING		40,095

Healthcare - 1.2%
Boston Scientific Corp. (g)	157,200	6,675
HCA Holdings, Inc.	21,600	2,884
Jazz Pharmaceuticals PLC (g)	43,647	6,084
Tenet Healthcare Corp. (g)	269,300	6,347

TOTAL HEALTHCARE		21,990

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	17
Services - 0.8%
CDK Global, Inc.	56,258	2,918
HD Supply Holdings, Inc. (g)	175,200	7,097
United Rentals, Inc. (g)	36,900	4,670

TOTAL SERVICES		14,685

Super Retail - 0.3%
Amazon.com, Inc. (g)	3,300	6,160
Arena Brands Holding Corp. Class B (c)(g)(i)	42,253	340

TOTAL SUPER RETAIL		6,500

Technology - 4.2%
Alphabet, Inc. Class A (g)	6,500	7,918
Facebook, Inc. Class A (g)	37,794	7,341
Fiserv, Inc. (g)	37,178	3,920
Lyft, Inc.	84,470	4,885
Marvell Technology Group Ltd.	240,800	6,323
Microsoft Corp.	51,000	6,950
NXP Semiconductors NV	88,300	9,129
ON Semiconductor Corp. (g)	337,800	7,266
Presidio, Inc.	262,444	3,674
Qorvo, Inc. (g)	85,600	6,274
Skyworks Solutions, Inc.	59,500	5,074
SS&C Technologies Holdings, Inc.	187,500	8,991

TOTAL TECHNOLOGY		77,745

Telecommunications - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (g)	29,700	5,141
T-Mobile U.S., Inc. (g)	103,300	8,236

TOTAL TELECOMMUNICATIONS		13,377

Utilities - 1.6%
NRG Energy, Inc.	343,800	11,737
PG&E Corp. (g)	372,300	6,750
Vistra Energy Corp.	492,889	10,577

TOTAL UTILITIES		29,064

TOTAL COMMON STOCKS
(Cost $287,611)		338,984
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 8.4%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (e)(f)	2,808	2,784
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (e)(f)	2,384	2,361

TOTAL AEROSPACE		5,145

Broadcasting - 0.0%
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 10/19/25 (e)(f)	109	109
Cable/Satellite TV - 0.8%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5191% 8/19/23 (e)(f)	15,627	15,331
Chemicals - 0.4%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (e)(f)	180	180
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (e)(f)	6,399	6,367
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 10/1/25 (e)(f)	1,107	1,087

TOTAL CHEMICALS		7,634

Diversified Financial Services - 0.8%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 10/1/25 (e)(f)	12,954	12,940
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.49% 4/29/26 (e)(f)	1,765	1,768

TOTAL DIVERSIFIED FINANCIAL SERVICES		14,708

Energy - 1.5%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.825% 3/30/23 (e)(f)	268	260
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9844% 11/3/25 (e)(f)	945	876
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6161% 12/31/21 (e)(f)	7,005	7,016
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9911% 12/31/22 (e)(f)	4,425	4,210
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7/23/23 (f)(j)	220	223
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.3189% 3/28/24 (e)(f)	4,110	4,112
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.24% 3/1/26 (e)(f)	6,520	6,404
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (c)(e)	745	751
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.2344% 3/1/24 (e)(f)	5,790	2,562
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5504% 7/18/25 (e)(f)	753	756
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8125% 11/14/25 (e)(f)	343	343

TOTAL ENERGY		27,513

Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4584% 5/31/24 (e)(f)	7,920	7,567
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.875% 11/19/23 (c)(e)(f)	1,777	1,769

TOTAL FOOD & DRUG RETAIL		9,336

Food/Beverage/Tobacco - 0.0%
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 6/27/23 (e)(f)	780	779
Healthcare - 0.7%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.25% 6/13/26 (e)(f)	8,720	8,527
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 5/6/26 (e)(f)	244	245
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0451% 2/11/26 (e)(f)	4,693	4,704

TOTAL HEALTHCARE		13,476

Hotels - 0.4%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5413% 5/29/26 (e)(f)	6,745	6,548
Insurance - 0.4%
Alliant Holdings Intermediate LLC Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6294% 5/10/25 (e)(f)	1,685	1,672
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 11/3/24 (e)(f)	4,742	4,751
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.7344% 8/4/25 (e)(f)	445	453

TOTAL INSURANCE		6,876

Leisure - 0.3%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 7/31/24 (e)(f)	54	54
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/28/25 (e)(f)	5,015	4,994

TOTAL LEISURE		5,048

Services - 1.5%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 6/13/24 (e)(f)	9,400	9,215
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0218% 11/30/25 (e)(f)	5,100	4,928
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (e)(f)	2,615	2,597
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (e)(f)	787	786
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (e)(f)	9,406	9,277

TOTAL SERVICES		26,803

Super Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2344% 9/25/24 (e)(f)	3,662	3,459
Technology - 0.2%
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (e)(f)	2,090	2,090
SS&C Technologies, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/16/25 (e)(f)	486	486
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 5/4/26 (e)(f)	570	574
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.075% 10/11/26 (e)(f)	703	690
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.075% 10/11/25 (e)(f)	332	330

TOTAL TECHNOLOGY		4,170

Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9911% 11/27/23 (e)(f)	2,860	2,866
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.0125% 1/31/26 (e)(f)	4,760	4,707

TOTAL TELECOMMUNICATIONS		7,573

Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.52% 7/19/26 (e)(f)	355	356
TOTAL BANK LOAN OBLIGATIONS
(Cost $158,402)		154,864

Preferred Securities - 2.4%
Banks & Thrifts - 2.4%
Bank of America Corp.:
5.875% (e)(k)	17,640	18,777
6.1% (e)(k)	2,590	2,826
Citigroup, Inc.:
5.35% (e)(k)	12,655	12,889
6.3% (e)(k)	4,585	4,854
JPMorgan Chase & Co. 5% (e)(k)	4,800	4,855
TOTAL PREFERRED SECURITIES
(Cost $42,376)		44,201
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund 2.43% (l)	51,068,325	51,079
Fidelity Securities Lending Cash Central Fund 2.43% (l)(m)	777,307	777
TOTAL MONEY MARKET FUNDS
(Cost $51,855)		51,856
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,798,175)		1,844,656
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,126
NET ASSETS - 100%		$1,848,782

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $768,031,000 or 41.5% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $340,000 or 0.0% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,352
Fidelity Securities Lending Cash Central Fund	6
Total	$1,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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